Financial instruments - fair values and risk management - Financial assets (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 148,665	$ 184,600	$ 115,285
Trade receivables
Disclosure of financial assets [line items]
Financial assets	42,481	41,675	30,720
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	91,378	142,802	84,557
Loans receivable
Disclosure of financial assets [line items]
Financial assets	$ 14,806	$ 123	8
Previously reported
Disclosure of financial assets [line items]
Financial assets			115,474
Previously reported | Trade receivables
Disclosure of financial assets [line items]
Financial assets			30,909
Previously reported | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets			84,557
Previously reported | Loans receivable
Disclosure of financial assets [line items]
Financial assets			$ 8